Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss:	$ 0	$ (37,352)	$ 6	$ 0
Other comprehensive income/ (loss)	0	0	0
Total comprehensive loss for the period	$ 0	$ (37,352)	$ 6